DEFERRED INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Deferred Income Taxes 1	$ 0
Deferred Income Taxes 2	34.00%
Deferred Income Taxes 3	(4,568,380)
Deferred Income Taxes 4	(2,616,376)
Deferred Income Taxes 5	15,300,000
Deferred Income Taxes 6	15,300,000
Deferred Income Taxes 7	5,700,000
Deferred Income Taxes 8	$ 9,600,000